Pension, Health Care and Postretirement Benefits Other Than Pensions - Fair Value of the Defined Benefit Pension Plan Assets (Details) - Defined Benefit Pension - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	$ 935,081	$ 701,791	$ 742,521
Investments measured at NAV or its equivalent	533,561	310,230	278,423
Total investments	1,468,642	1,012,021	1,020,944
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	556,727	465,820	513,481
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	378,354	235,971	229,040
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy
Equity investments
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	514,983	393,045	435,690
Equity investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	409,911	321,152	372,033
Equity investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	105,072	71,893	63,657
Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	380,902	294,103	290,470
Fixed income investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	146,816	144,668	141,448
Fixed income investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	234,086	149,435	149,022
Other assets
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	39,196	14,643	16,361
Other assets | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy	39,196	$ 14,643	$ 16,361
Other assets | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments in fair value hierarchy